Income Taxes	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Taxation

Figures in millions	US Dollars
	2018	2017	2016
South African taxation
Normal taxation	—	1	1
Prior year (over) under provision	(2)	—	(3)
Deferred taxation
Impairment and disposal of tangible assets	(47)	(72)	—
Other temporary differences	(34)	(62)	12
Prior year (over) under provision	(2)	15	25
Change in estimated deferred tax rate	(23)	31	—
	(108)	(87)	35
Foreign taxation
Normal taxation	243	201	246
Prior year (over) under provision	1	(26)	(10)
Deferred taxation
Temporary differences	(4)	20	(65)
Prior year (over) under provision	4	2	(17)
Change in estimate	(7)	—	—
Change in statutory tax rate	(1)	(2)	—
	236	195	154
	128	108	189

Reconciliation to South African statutory rate

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2018	2017	2016

Implied tax charge at 28%	78	(18)	75
Increase (decrease) due to:
Expenses not tax deductible(1)	29	30	27
Share of associates and joint ventures' profit (loss)	(34)	(6)	(3)
Tax rate differentials(2)	25	27	48
Exchange variations, translation and accounting adjustments	20	7	(20)
Current year tax losses not recognised (recognised) in deferred tax assets:
Obuasi mine	13	18	22
AngloGold Ashanti Holdings plc(3)	36	—	—
North America	6	—	—
Tax exempt entities:
AngloGold Ashanti Holdings plc(3)	—	31	37
Other	6	(2)	(2)
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(30)	35	2
Tax effect of disposal of Vaal River assets	(18)	—	—
Loss on realisation of loan settlement	—	—	17
Tax allowances	(3)	(3)	(9)
Impact of statutory tax rate change	(1)	(2)	—
Adjustment in respect of prior years	1	(9)	(5)
Income tax expense	128	108	189

Anglogold Ashanti has changed the tax rate reconciliation from a percentage reconciliation of the estimated corporate tax rate to a numerical reconciliation of the income tax expense and has expanded disclosure on certain line items in the reconciliation to provide more relevant information to users.

(1) Includes corporate and other costs, transfer pricing and British Virgin Isle company losses.

(2) Due to different tax rates in various jurisdictions.

(3) During 2018, AngloGold Ashanti Holdings plc changed its tax jurisdiction from the Isle of Man (taxed at 0% in 2017) to the United Kingdom (taxed at 19% in 2018).

Figures in millions	US Dollars
	2018	2017	2016
Analysis of unrecognised deferred tax assets
Tax losses available to be utilised against future profits
- utilisation required within one year	48	—	—
- utilisation required between one and two years	187	48	—
- utilisation required between two and five years	300	333	321
- utilisation required between five and twenty years	1,229	1,210	1,185
- utilisation in excess of twenty years	26	1	1
	1,790	1,592	1,507

At the statutory tax rates the unrecognised value of deferred tax assets are: $501m (2017: $470m; 2016: $477m), mainly relating to tax losses incurred in the United Kingdom, North America, Ghana and Colombia.